Mortgage Servicing Rights, Net (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Mortgage Servicing Rights, Net (Textual) [Abstract]
Amortization expense	$ 732	$ 562	$ 482